Description of the Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Loan application fee	$ 50
EBP 002
EBP, Description of Plan [Line Items]
Payroll deduction percentage	50.00%
Increment percentage	1.00%
Annual increase	1.00%
Maximum catch-up contributions allowed as a percentage of eligible pay (percent)	49.00%
Contribution	100.00%
Compensation matched (percent)	6.00%
Participant's eligible compensation matched by the Company (up to)	$ 200,000
Percentage of eligible pay	2.00%
Annual compensation amount, maximum	$ 100,000
Contribution receivable	500,000	$ 500,000
Rollover	113,039	0
Allocated forfeitures	1,309	1,612
Forfeitures	$ 152	$ 399
Basis spread	1.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	50.00%
Note receivable, maximum	$ 50,000
Minimum borrowing term	1 year
Maximum borrowing term	5 years
Primary residence, maximum borrowing term	20 years
Cash-out limit	$ 7,000
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Deferral rate	6.00%
Interest rates	4.25%
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Deferral rate	15.00%
Interest rates	9.50%